Restricted cash and cash and bank balances (Tables)	12 Months Ended
Dec. 31, 2020
Restricted cash and cash and bank balances
Schedule of cash and cash equivalents

	2019	2020
	RMB’000	RMB’000

Restricted cash	—	8,712

	2019	2020
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	143,231	38,852
Time deposit	11,215	5,279
Cash on hand	44	253
Total	154,490	44,384

Schedule of cash and cash equivalents for consolidated statement

	2019	2020
	RMB’000	RMB’000
Cash and cash equivalents	154,490	44,384

Schedule of cash and cash equivalents denominated in currencies

	2019	2020
	RMB’000	RMB’000
RMB	69,268	33,478
US dollars	82,930	18,199
Hong Kong dollars	1,021	567
Singapore dollars	1,271	852
	154,490	53,096